Loans and Borrowings (Tables)	3 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(In thousands of Euros)	Currency	Year of maturity	December 31, 2023	September 30, 2023
Non-current liabilities
Term Loan (EUR)	EUR	2028	375,000	375,000
Term Loan (USD)	USD	2028	296,103	730,159
Vendor Loan	EUR	2029	199,560	299,560
Senior Notes	EUR	2029	428,500	428,500
			1,299,163	1,833,220
Senior Note embedded derivative			28,638	28,638
Less: amortization under the effective interest method			(35,016)	(46,163)
			1,292,785	1,815,695

Current liabilities
Term Loan (EUR) interest payable	EUR	N/A	4,358	4,197
Term Loan (USD) - current portion	USD	2028	2,980	7,347
Term Loan (USD) interest payable	USD	N/A	4,444	10,938
Vendor Loan interest payable	EUR	N/A	7,877	5,487
Senior Notes interest payable	EUR	N/A	3,749	9,373
			23,408	37,343